Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Bonuses expenses	$ 399	$ 68	$ 446
Employee benefits liability due grants	$ 160	$ 140